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100 F Street, N.E.

Washington, D.C. 20549

Attn:	Claudia Rios

Daniel Morris

Re:	Phoenix Capital Group Holdings, LLC

Post-Qualification Amendment No.10 to Offering Statement on Form 1-A

Filed February 9, 2024

File No. 024-11723

To Whom It May Concern:

On behalf of Phoenix Capital Group Holdings, LLC (the “Company”), we are transmitting this letter in response to comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) by letter dated February 28, 2024 (the “Comment Letter”) with respect to the Company’s Post-Qualification Amendment to Offering Statement on Form 1-A filed by the Company on February 9, 2024. This letter is being submitted together with an amendment (“Amendment No. 11”) to the above-referenced Offering Statement on Form 1-A (the “Offering Statement”), which has been revised where applicable to address the Staff’s comments.

The numbered paragraphs in bold italics below correspond to the numbered paragraphs in the Staff’s Comment Letter and are followed by the Company’s responses. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in Amendment No. 11. All references to page numbers and captions (other than those in the Staff’s comments) correspond to the page numbers and captions in Amendment No. 11.

Post-Qualification Amendment No. 11 to Offering Statement on Form 1-A

We incur increased costs as a result of ongoing reporting requirements, and our management devotes substantial time to compliance initiative, page 19

March 1, 2024

1.

We note your response to prior comment 1 and related revisions to this risk factor. Please further revise to clarify whether you made any sales of the Regulation A Bonds, and, if so, the amount of such sales, from the date on which you entered into the Adamantium Loan Agreement to the date on which you first disclosed the agreement in the post-qualification amendment dated November 14, 2023. If sales were made, clearly explain that the Regulation A exemption may have been unavailable for those sales in light of the Rule 252(f)(iii)(2)(ii) requirement that you file post-qualification amendments to reflect any facts or events representing a fundamental change in the information set forth in the offering statement and that rescission rights or damages may apply.

Response: The Company respectfully acknowledges the Staff’s comment and, in response to the Staff’s comment, the Company has revised the disclosure on pages 19 and 20.

Exhibits

2.	Please revise the offering statement to include the information provided in response to prior comment 2.

Response: The Company respectfully acknowledges the Staff’s comment and, in response to the Staff’s comment, the Company has revised the disclosure on pages 21 and 41.

* * * *

March 1, 2024

We hope that the foregoing has been responsive to the Staff’s comments and look forward to resolving any outstanding issues as quickly as possible. Please direct any questions or comments regarding the foregoing to me by email at ross.mcaloon@lw.com or by telephone at (714) 755-8051 or to my colleague Christopher J. Clark by email at christopher.j.clark@lw.com or by telephone at (202) 637-2374.

Very truly yours,

/s/ Ross McAloon
Ross McAloon of LATHAM & WATKINS LLP

cc:	Curtis Allen, Chief Financial Officer, Phoenix Capital Group Holdings, LLC

Christopher J. Clark, Latham & Watkins LLP